Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2013
Stockholders' Equity [Abstract]
Summary of weighted-average assumptions

2013
Dividend yield (1)	0.0%
Expected volatility (2)	118%
5 Year Bond interest rate (3)	1.20%
Expected life (4)	1.5

(1) Represents cash dividends paid as a percentage of the share price on the date of grant.
(2) Based on historical volatility of the Company’s common stock over the expected life of the options.
(3) Represents the U.S. Treasury STRIP rates over maturity periods matching the expected term of the options at the time of grant.
(4) The period of time that options granted are expected to be outstanding based upon historical evidence.

Summary of stock option activity

Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)
Outstanding at January 1, 2013	-	-
Granted	636,000	-	1.7 yrs.
Exercised	-	-
Forfeited or expired	-	-
Outstanding at September 30, 2013	636,000	$0.4225	1.7 yrs.	-
Exercisable at September 30, 2013	-	-	-	-

Summary of changes in non-vested equity shares
	Shares	Weighted-Average Grant Date Fair Value
Non-vested equity shares, January 1, 2013	-	-
Granted	636,000	-
Vested	-	-
Forfeited	-	-
Non-vested equity shares, September 30, 2013	636,000	-